Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment schemes

The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2018	2017	2016
	£m	£m	£m
Share Value Plan	45	153	473
Deferred Share Value Plan	217	166	-
Others	187	186	192
Total equity settled	449	505	665
Cash settled	1	3	1
Total share-based payments	450	508	666

Share option and award plans

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date are as follows:

	2018				2017
	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife	Number ofoptions/awardsoutstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife	Number ofoptions/awardsoutstanding
	£	£	years	(000s)	£	£	years	(000s)
SVP[a,b]	1.90	2.11	<1	67,898	2.30	2.29	1	191,610
DSVP[a,b]	1.94	2.10	1	206,571	2.26	2.06	1	125,399
Others[a]	0.36-2.11	1.82-2.11	0-3	217,952	0.41-2.30	1.99-2.30	0-3	210,160

Movements in options and awards

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted average ex. price (£)
	2018	2017	2018	2017	2018	2017	2018	2017
Outstanding at beginning of year/acquisition date	191,610	406,016	125,399	-	210,160	205,129	1.41	1.38
Granted in the year	1,425	943	135,964	132,316	114,335	118,222	1.51	1.66
Exercised/released in the year	(119,688)	(200,350)	(43,402)	(2,275)	(78,771)	(90,324)	1.50	1.52
Less: forfeited in the year	(5,449)	(14,999)	(11,390)	(4,642)	(25,494)	(17,733)	1.54	1.42
Less: expired in the year	-	-	-	-	(2,278)	(5,134)	1.80	2.03
Outstanding at end of year	67,898	191,610	206,571	125,399	217,952	210,160	1.41	1.41
Of which exercisable:	-	18	-	-	23,556	24,569	1.96	1.59

Notes

a Options/award granted over Barclays PLC shares.

b Nil cost award and therefore the weighted average exercise price was nil.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 8,159,542). The weighted average exercise price relates to Sharesave.